Summary of Significant Accounting Policies (Details 1) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Major Product [Abstract]
Total	$ 52,400,844	$ 60,213,088
Transmission boxes for Forklift [Member]
Major Product [Abstract]
Total	52,140,258	59,837,256
Transmission boxes for Non-Forklift (EV, etc.) [Member]
Major Product [Abstract]
Total	$ 260,586	$ 375,832